Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of presentation

Basis of Presentation and Principles of Consolidation

 The accompanying condensed consolidated financial statements of the Company are unaudited and do not include all of the information and disclosures generally required for annual financial statements.  In the opinion of management, the statements contain all material adjustments (consisting of normal recurring accruals) necessary to present fairly the Company’s consolidated financial position as of September 30, 2013, the consolidated results of its operations for the three-and nine-month periods ended September 30, 2013 and 2012, and the consolidated results of its cash flows for the nine-month periods ended September 30, 2013 and 2012. This report should be read in conjunction with the Company’s Annual Report on Form 10-K, which does contain the complete information and disclosure, for the year ended December 31, 2012.

The accompanying condensed consolidated financial statements include the accounts of Spherix Incorporated and its wholly-owned subsidiaries, Biospherics Incorporated and Nuta Technology Corp.  Prior to the Merger with Nuta, North South formed two Delaware limited liability corporations on July 26, 2013, Guidance IP, LLC (“Guidance”) and Directional IP, LLC. (“Directional”). All significant intercompany balances and transactions have been eliminated in consolidation.

The Company previously operated via two principal segments, Biospherics, our biotechnology research and development business, and Health Sciences, a technical and regulatory consulting business. The Health Sciences business provided technical and regulatory consulting services to biotechnology and pharmaceutical companies, as well as providing technical support for the Company’s own R&D activities. The Company generally provided its consulting services on either a fixed price basis or on a “time and expenses” basis, charging hourly rates for each staff member involved in a project, based on his or her skills and experience.

During the years covered by this report, the Company had two wholly-owned subsidiaries, Biospherics Incorporated and Spherix Consulting, Inc., for its two operating segments. The Company’s Health Sciences contracts are in the name of Spherix Consulting, Inc. and the Company’s patents are in the name of Biospherics Incorporated. Spherix Incorporated provides management, strategic guidance, business development, marketing and other services to its subsidiaries. The operations of Spherix Consulting, Inc. have been retroactively adjusted as discontinued operations as a result of the December 3, 2012 sale of the subsidiary. Certain assets of Spherix Consulting, Inc. were retained by the Company but are presented as assets held for sale in the consolidated balance sheet at December 31, 2012 as they relate to the discontinued operations.

On May 6, 2011, the Company effected a one-for-ten reverse split of its common stock.  The Company implemented the reverse stock split under the authority granted to the Board of Directors by the Company's stockholders at the annual meeting of stockholders held on November 17, 2009.  The reverse stock split reduced the number of outstanding shares of Common Stock from 25,624,872 shares to 2,562,488 shares at that time.

On September 21, 2012, the Company effected a one-for-twenty reverse split of its common stock.  The Company implemented the reverse stock split under the authority granted to the Board of Directors by the Company's stockholders at the annual meeting of stockholders held on August 14, 2012.  The reverse stock split reduced the number of outstanding shares of Common Stock from 4,159,777 shares to 207,806 shares.  All per share amounts and outstanding shares, including all Common Stock equivalents, stock options, equity compensation plans, and warrants, have been retroactively adjusted in the Financial Statements and in the Notes to the Financial Statements for all periods presented to reflect the reverse stock split.

The consolidated financial statements include the accounts of Spherix Incorporated and Biospherics Incorporated.  All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).  This requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period.  The Company’s significant estimates and assumptions include the recoverability and useful lives of long-lived assets, stock-based compensation, valuation of warrants, the valuation of assets acquired and common and preferred stock issued in the acquisition of North South and the valuation allowance related to the Company’s deferred tax assets.  Certain of the Company’s estimates, including the carrying amount of the intangible assets, could be affected by external conditions, including those unique to the Company and general economic conditions. It is reasonably possible that these external factors could have an effect on the Company’s estimates and could cause actual results to differ from those estimates and assumptions.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).  This requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period.  Significant estimates include the fair value of warrants, the valuation allowance on deferred tax assets, stock compensation expense, amortization and depreciation.  Accordingly, actual results could differ from those estimates and assumptions.

Concentration of Cash

Concentration of Cash

The Company maintains cash balances at two financial institutions.  Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000.  At September 30, 2013, the Company’s cash and cash equivalents in excess of the FDIC limits were $1,932,739.  The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks.

The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents.  The Company maintains cash balances at several banks.  Interest bearing accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000.  At December 31, 2012, the Company’s interest bearing deposits in excess of the FDIC limits was $4.5 million.  The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash.

Accounts Receivable

Accounts Receivable

Credit is extended to customers based on an evaluation of a customer’s financial condition and, in general, collateral is not required.  Management regularly reviews accounts receivable for uncollectible and potentially uncollectible accounts, and when necessary establishes an allowance for doubtful accounts.  Balances that are outstanding after management has used reasonable collection efforts are written-off through a reduction in the allowance for doubtful accounts and a credit to accounts receivable.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments, including cash and cash equivalents, accounts and other receivables, accounts payable and accrued liabilities are carried at cost, which management believes approximates fair value due to the short-term nature of these instruments. The Company measures the fair value of financial assets and liabilities based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.

The Company uses three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 — inputs that are unobservable (for example, cash flow modeling inputs based on assumptions)

We group financial assets and financial liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1	Valuations for assets and liabilities traded in active exchange markets. Valuations are obtained from available pricing sources for market transactions involving identical assets or liabilities.

Level 2	Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third party pricing services for identical or comparable assets or liabilities which use observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in active markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The estimated fair value of the Company’s warrants was determined by the use of unobservable Level 3 inputs.  The warrants are measured at estimated fair value using the Black-Scholes valuation model, which is based, in part, upon inputs for which there is little or no observable market data, requiring the Company to develop its own assumptions. Inherent in this model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. We estimate the volatility of our common stock at the date of issuance, and at each subsequent reporting period, based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on our historical rate. The assumptions used in calculating the estimated fair value of the warrants represent our best estimates. However these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and different assumptions are used, the warrant liability and the change in estimated fair value could be materially different.

At December 31, 2012 and 2011, the Company had approximately $3.1 million and $0.9 million of warrant liabilities, respectively (see note 9 – Warrant Liability).  The Company’s other financial instruments, which consist only of cash and cash equivalents approximate their carrying value given their short maturities.

The following table summarizes the activity of Level 3 inputs measured on a recurring basis for the year ended December 31, 2012:

Fair Value Measurements of Warrants Using Significant Unobservable Inputs (Level 3)
Balance at December 31, 2011	$3,125,000

Change in fair value of Warrant Liability	(2,208,000)

Balance at December 31, 2012	$917,000

Revenue Recognition

Revenue Recognition

The Company currently derives its revenues from past production payments. Past production payment revenues are royalty payments for the use of the Company’s intellectual property and where payments are made as part of a settlement of a patent infringement dispute. Revenue is recognized when (i) persuasive evidence of an arrangement exists, (ii) all obligations have been substantially performed pursuant to the terms of the arrangement, (iii) amounts are fixed or determinable, and (iv) the collectability is reasonably assured. Based on the criteria enumerated in Accounting Standards Codification (“ASC”) 605, the Company records its revenues and costs associated with its patent enforcement activities gross on the consolidated statement of operations.

Revenue is recognized when persuasive evidence of an arrangement exists, services have been rendered, the contract price is fixed or determinable and collectability is reasonably assured.  On time and expense contracts revenue is recognized at contractually agreed-upon rates based upon direct labor hours expended and other direct costs incurred.  Revenue for fixed-price contracts is recognized under the proportional performance method based upon labor charged in relation to total expected labor charges.  Losses, if any, on contracts are recorded during the period when first determined.

Cost of Revenues

Cost of Revenues

Cost of revenues include the costs and expenses incurred in connection with the Company’s patent enforcement activities, including inventor royalties paid to original patent owners, contingent legal fees paid to external patent counsel, other patent-related legal expenses paid to external patent counsel, licensing and enforcement related research, consulting and other expenses paid to third parties and the amortization of patent-related acquisition costs.

Inventor Royalties and Contingent Legal Expenses

Inventor Royalties and Contingent Legal Expenses

Inventor royalties are expensed in the period that the related revenues are recognized. In certain instances, pursuant to the terms of the underlying inventor agreements, costs paid by the Company to acquire patents are recoverable from future net revenues. Patent acquisition costs that are recoverable from future net revenues are amortized over the estimated economic useful life of the related patents, or as the prepaid royalties are earned by the inventor, as appropriate, and the related expense is included in amortization expense.

Contingent legal fees are expensed in the period that the related revenues are recognized. In instances where there are no recoveries from potential infringers, no contingent legal fees are paid; however, the Company may be liable for certain out of pocket legal costs incurred pursuant to the underlying legal services agreement. Legal fees advanced by contingent law firms that are required to be paid in the event that no license recoveries are obtained are expensed as incurred.

Intangible Assets - Patent Portfolios

Intangible Assets – Patent Portfolios

Intangible assets include the Company’s patent portfolios with original estimated useful lives ranging from 6 months to 12 years. The Company amortizes the cost of the intangible assets over their estimated useful lives on a straight line basis.  Costs incurred to acquire patents, including legal costs, are also capitalized as long-lived assets and amortized on a straight-line basis with the associated patent. As disclosed in Note 1, the Company acquired certain patent portfolios in the third quarter of 2013. The weighted average remaining amortization period of the Company’s patents is approximately 8.5 years. Future amortization of all patents is as follows:

For the Years Ending December 31		Harris Patent Portfolio	CompuFill Patent Portfolio	Rockstar Patent Portfolio	Other Costs	Total Amortization
2013	*	$11,765	$10,294	$247,001	$10,344	$279,404
2014		47,059	41,176	795,348	41,376	924,959
2015		47,059	41,176	672,310	41,376	801,921
2016		47,059	41,176	672,310	41,376	801,921
2017		47,059	41,176	433,918	41,376	563,529
Thereafter		196,077	171,571	1,056,112	172,417	1,596,177
Total		$396,078	$346,569	$3,876,999	$348,265	$4,967,911

*  Represents three months remaining for 2013

 Amortization of the intangible assets for the three and nine months ended September 30, 2013 was $133,785. There was no amortization prior to July 24, 2013 as the first assets were placed into service on July 24, 2013.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews for the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. The Company has not identified any such impairment losses.

Whenever events or changes in circumstances indicate that the carrying amount of long-lived assets, including patents and property and equipment, may not be fully recoverable, the Company evaluates the probability that the future undiscounted net cash flows, without interest charges, will be less than the carrying amount of the assets.  If any impairment is indicated as a result of this review, the Company would recognize a loss based on the amount by which the carrying amount exceeds the estimated fair value, determined based on the discounted future cash flows.  In 2012 and 2011, no such impairment was noted.

Reclassifications

Reclassifications

The Company has reclassified certain amounts from its previously reported consolidated financial statements for comparative purposes to conform to the fiscal 2013 presentation. These reclassifications had no impact on the Company’s previously reported consolidated operations or cash flows.

Goodwill

Goodwill

 Under ASC No. 350, “Intangibles—Goodwill and Other” (“ASC 350”), goodwill and indefinite lived intangible assets are not amortized but are reviewed annually for impairment, or more frequently, if impairment indicators arise.

 Goodwill impairment is tested at least annually or when factors indicate potential impairment using a two-step process that begins with an estimation of the fair value of each reporting unit. Step 1 is a screen for potential impairment pursuant to which the estimated fair value of each reporting unit is compared to its carrying value.

 The Company estimates the fair values of each reporting unit by a combination of (i) estimation of the discounted cash flows of each of the reporting units based on projected earnings in the future (the income approach) and (ii) a comparative analysis of revenue and margins multiples of public companies in similar markets (the market approach). If there is a deficiency (the estimated fair value of a reporting unit is less than its carrying value), a Step 2 test is required.

Income Taxes

Income Taxes

The Company adopted the provisions of ASC 740-10, which prescribes a recognition threshold and measurement process for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements as of September 30, 2013. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.

The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses in the statements of operations.

Deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  A valuation allowance is established based upon periodic assessments made by management to reduce deferred tax assets to the amount expected to be realized.  Income tax expense is the current tax provision for the period and the change during the period in deferred tax assets and liabilities.

The Company’s policy is to recognize interest and penalties on tax liabilities as interest expense.  At December 31, 2012 and 2011, the Company had no unrecognized income tax benefits and recognized no interest or penalties on income tax liabilities.

Net Loss Per Share

Net Loss Per Share

Basic earnings and loss per share are computed by dividing the net income or loss applicable to common shares by the weighted average number of common shares outstanding during the period.  Diluted earnings per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period.  Potential common shares consist of the incremental common shares issuable upon the exercise of stock options (using the treasury stock method) and the conversion of the Company’s convertible preferred stock and warrants (using the if-converted method).  Diluted loss per share excludes the shares issuable upon the conversion of preferred stock and the exercise of stock options and warrants from the calculation of net loss per share if their effect would be antidilutive.

 Securities that could potentially dilute earnings per share in the future that were not included in the computation of diluted loss per share at September 30, 2013 and 2012 are as follows:

	September 30, 2013	September 30, 2012
Convertible preferred stock	13,796,852	4
Warrants to purchase common stock	66,062	67,637
Non-vested restricted stock awards	250	-
Options to purchase common stock	2,012,163	2,425
Total	15,875,327	70,066

Basic net (loss) income per common share has been computed by dividing net (loss) income by the weighted-average number of common shares outstanding during the year.  Diluted net income per common share has been computed by dividing net income by the weighted-average number of common shares outstanding plus an assumed increase in common shares outstanding for common stock equivalents.  At December 31, 2012, the exercise price of 1,151 of the Company’s 7,163 outstanding options and 483,657 of the Company’s 550,664 warrants was below the average market price of the Company’s common stock for the period, however these were excluded from the dilutive calculation as their inclusion would have been anti-dilutive. At December 31, 2011, the exercise price of 293 shares of the Company’s 2,425 outstanding options and 27,427 shares of the Company’s 55,391 warrants was below the average market price of the Company’s common stock for the period.

Diluted earnings per share Calculation	December 31, 2012	December 31, 2011

Net (loss) income	$(3,857,024)	$19,585
Less other income from change in fair value of warrants assumed exercised	--	(730,862)
Adjusted net loss	$(3,857,024)	$(711,277)

Diluted shares outstanding
Weighted average shares outstanding,	273,567	131,285
Shares assumed exercised	--	7,061
Diluted shares outstanding	273,567	138,346

Net loss per share, diluted	$(14.10)	$(5.14)

Stock-based Compensation

Stock-based Compensation

The Company accounts for share-based payment awards exchanged for employee services at the estimated grant date fair value of the award.  Stock options issued under the Company’s long-term incentive plans are granted with an exercise price equal to no less than the market price of the Company’s stock at the date of grant and expire up to ten years from the date of grant.  These options generally vest over a four- to ten-year period.

The fair value of stock options granted was determined on the grant date using assumptions for risk free interest rate, the expected term, expected volatility, and expected dividend yield.  The risk free interest rate is based on U.S. Treasury zero-coupon yield curve over the expected term of the option.  The expected term assumption is determined using the weighted average midpoint between vest and expiration for all individuals within the grant.  The expected volatility assumption is based on the standard deviation of the Company’s underlying stock price’s daily logarithmic returns.

The Company’s model includes a zero dividend yield assumption, as the Company has not historically paid nor does it anticipate paying dividends on its common stock.  The Company’s model does not include a discount for post-vesting restrictions, as the Company has not issued awards with such restrictions.

The periodic expense is then determined based on the valuation of the options, and at that time an estimated forfeiture rate is used to reduce the expense recorded.  The Company’s estimate of pre-vesting forfeitures is primarily based on the Company’s historical experience and is adjusted to reflect actual forfeitures as the options vest.

The Company applies the fair value method, which requires that the fair value measurement of all employee share-based payments to employees, including grants of employee stock options, be expensed over their requisite service period based on their value at the grant date using their fair value, determined using a prescribed option-pricing model.  The Company uses a Black-Scholes option valuation method to value stock options.  For the years ended December 31, 2012 and 2011, the Company recognized $56,000 and $36,000, respectively, in stock based compensation expense relating to the issuance of 2,250 stock options awarded in November 2011, the issuance of 1,333 stock options awarded in April 2010 and the issuance of 2,950 stock options awarded in February 2006 (see Note 9, “Stockholders’ Equity”).

Segment Reporting

Segment Reporting

The Company follows the provisions of ASC 280-10, “Disclosures about Segments of an Enterprise and Related Information”. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making internal operating decisions. As of September 30, 2013 and for the nine months ended September 30, 2013, the Company operates in two segments. The segments are as follows: biotechnology and patent monetization. The Company’s biotechnology segment is minimal in 2013 and represented 100% of the Company in 2012. Since the acquisition of the Rockstar patent portfolio and merger with North South, the Company is primarily a patent monetization company and a majority of the Company’s operations and assets are in the patent monetization segment.

The method for determining what information to report is based on the way management organizes the operating segments within the Company for making operating decisions and assessing financial performance. The Company’s chief operating decision-maker is considered to be the Company’s chief executive officer.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has issued Accounting Standards Update (“ASU”) No. 2013-11, “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” (a consensus of the FASB Emerging Issues Task Force). The amendments in this ASU state that an unrecognized tax benefit , or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013.

For nonpublic entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of this standard is not expected to have a material impact on the Company’s condensed consolidated financial position and results of operations.

In June 2011, the FASB issued a new accounting standard on the presentation of comprehensive income. The new standard requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The new standard was effective for fiscal years beginning after December 15, 2011 with retrospective application.  The adoption of the new standard had no impact on the Company’s financial statements as the Company has no items which would be included in comprehensive income other than net income (loss).  The new standard also requires presentation of adjustments for items that are reclassified from other comprehensive income to net income in the statement where the components of net income and the components of other comprehensive income are presented.  In December 2011, the FASB deferred the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income, while still requiring entities to adopt the other requirements.  We adopted the new standard on January 1, 2012.  The adoption of this standard had no impact on our consolidated financial statements.  In February of 2013, the FASB issued a new accounting standard to improve the transparency of reporting reclassifications out of accumulated other comprehensive income by requiring entities to present in one place information about significant amounts reclassified and, in some cases, to provide cross-references to related footnotes. We are required to adopt this standard as of the beginning of 2013. We do not expect this adoption to have a material impact on our financial statements.

In May 2011, the FASB issued a new accounting standard which was an amendment to achieve common fair value measurement and disclosure requirements in GAAP and international financial reporting standards (“IFRS”). The amendments explain how to measure fair value and will improve the comparability of fair value measurement presented and disclosed in financial statements prepared in accordance with GAAP and IFRS. The standard requires new quantitative and qualitative disclosures about the sensitivity of recurring Level 3 measurement disclosures, as well as transfers between Level 1 and Level 2 of the fair value hierarchy. This authoritative guidance is to be applied prospectively. The standard was effective and adopted by the Company during 2012.

Property and Equipment and Depreciation

Property and equipment are stated at cost and consist of office furniture and equipment, computer hardware and software, and leasehold improvements.  The Company computes depreciation and amortization under the straight-line method and typically over the following estimated useful lives of the related assets:

Office furniture and equipment

3 to 10 years

Computer hardware and software

3 to 5 years

Leasehold improvements are depreciated or amortized over the shorter of the term of the related lease or the estimated useful lives of the assets (generally 5 to 10 years).  Major additions, improvements and renewals are capitalized at cost and ordinary repairs, maintenance, and renewals are expensed in the year incurred.  Gains or losses from the sale or retirement of property and equipment result from the difference between sales proceeds (if any) and the assets’ net book value, and are recorded in the consolidated Statements of Operations.

Treasury Stock		The Company accounts for the treasury stock using the cost method, which treats it as a reduction in stockholders’ equity.
Common Stock Purchase Warrants

The Company accounts for the issuance of Common Stock purchase warrants issued in connection with the equity offerings in accordance with the provisions of ASC 815, Derivatives and Hedging (“ASC 815”). The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) gives the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the control of the Company) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

See Note 2 related to the restatement for the accounting for stock purchase warrants.

Preferred Stock

Preferred shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Accordingly the Company classifies conditionally redeemable preferred shares (if any), which includes preferred shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control, as temporary equity. At all other times, the Company classifies its preferred shares as a component of stockholders’ equity.

The Company’s Series B Convertible Preferred Stock does not feature any redemption rights within the holders’ control or conditional redemption features not solely within the Company’s control as of December 31, 2012.  Accordingly, the Series B Convertible Preferred Stock is presented as a component of stockholders’ equity.

Research and Development Costs		Research and development costs are charged to operations as incurred.
Selling, General and Administrative Expense

The Company’s selling, general and administrative expenses consist primarily of executive management salaries and fringe benefits, sales and marketing costs, finance and accounting, human resources, as well as general corporate costs and costs related to being a public company.

Other Income from Change in Fair Value of Warrants		The fair value of warrants is measured each quarter and the change in fair value between periods is recognized as other income or expense in the respective periods.
Loss on Issuance of Warrants

The loss on issuance of warrants reflects the difference in the fair market value of the warrants as determined using the Black-Scholes option valuation method and the proceeds received.  The proceeds received from Warrants issued with other instruments (such as common stock or preferred stock) are determined based upon the fair value of liability classified warrants with the residual allocated to the other instruments.

Other Income

Other income consists of two grants from the U.S. Government awarded in October 2010 in support of the Company’s diabetes and triglyceride research.  As a result, in 2011 the Company recognized $51,000 in other income and a related tax expense of $14,000.  No grant awards were recognized in 2012.

Discontinued operations

The operations of Spherix Consulting, Inc. have been retroactively adjusted as discontinued operations as a result of the December 3, 2012 sale.  The Spherix Consulting segment generated nearly all of the Company’s revenue and provided technical support for the Company’s Biospherics segment.